Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued liabilities (Table)

	December 31, 2023	December 31, 2024
Audit fees	$260	$249
Legal fees	2,075	104
General, administrative and other operating expenses	1,580	10,807
Vessel operating, voyage and dry docking expenses	14,984	33,662
Loan and interest rate swaps interest and financing fees	12,402	12,882
Other accrued liabilities	-	4,903
Income tax	71	-
Total Accrued Liabilities	$31,372	$62,607